Annual Fund Operating Expenses - Service Shares Prospectus	Jul. 29, 2025
GuideMark(R) Large Cap Core Fund | GuideMark(R) Large Cap Core Fund Service Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.18%
Other Expenses (as a percentage of Assets):	0.43%
Expenses (as a percentage of Assets)	0.88%	[1]
GuideMark(R) Emerging Markets Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
GuideMark(R) Emerging Markets Fund | GuideMark(R) Emerging Markets Fund Service Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.92%
Other Expenses (as a percentage of Assets):	1.17%
Acquired Fund Fees and Expenses	0.03%	[2]
Expenses (as a percentage of Assets)	1.79%	[3]
Fee Waiver or Reimbursement	(0.33%)	[4]
Net Expenses (as a percentage of Assets)	1.46%	[3],[4]
GuideMark(R) Small/Mid Cap Core Fund | GuideMark(R) Small/Mid Cap Core Fund Service Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.57%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.33%
Other Expenses (as a percentage of Assets):	0.58%
Expenses (as a percentage of Assets)	1.15%	[5]
GuideMark(R) World ex-US Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
GuideMark(R) World ex-US Fund | GuideMark(R) World ex-US Fund Service Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.45%
Other Expenses (as a percentage of Assets):	0.70%
Acquired Fund Fees and Expenses	0.01%	[6]
Expenses (as a percentage of Assets)	1.21%	[7]
Fee Waiver or Reimbursement	(0.05%)	[8]
Net Expenses (as a percentage of Assets)	1.16%	[7],[8]
GuideMark(R) Core Fixed Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
GuideMark(R) Core Fixed Income Fund | GuideMark(R) Core Fixed Income Fund Service Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.34%
Other Expenses (as a percentage of Assets):	0.59%
Acquired Fund Fees and Expenses	0.01%	[9]
Expenses (as a percentage of Assets)	1.00%	[10]
Fee Waiver or Reimbursement	(0.05%)	[11]
Net Expenses (as a percentage of Assets)	0.95%	[10],[11]
GuidePath(R) Growth Allocation Fund | GuidePath(R) Growth Allocation Fund Service Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.16%
Other Expenses (as a percentage of Assets):	0.41%
Acquired Fund Fees and Expenses	0.15%	[12]
Expenses (as a percentage of Assets)	0.81%	[13]
GuidePath(R) Conservative Allocation Fund | GuidePath(R) Conservative Allocation Fund Service Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.18%
Other Expenses (as a percentage of Assets):	0.43%
Acquired Fund Fees and Expenses	0.15%	[14]
Expenses (as a percentage of Assets)	0.83%	[15]
GuidePath(R) Tactical Allocation Fund | GuidePath(R) Tactical Allocation Fund Service Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.18%
Other Expenses (as a percentage of Assets):	0.43%
Acquired Fund Fees and Expenses	0.08%	[16]
Expenses (as a percentage of Assets)	0.86%	[17]
GuidePath(R) Absolute Return Allocation Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
GuidePath(R) Absolute Return Allocation Fund | GuidePath(R) Absolute Return Allocation Fund Service Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.21%
Other Expenses (as a percentage of Assets):	0.46%
Acquired Fund Fees and Expenses	0.28%	[18]
Expenses (as a percentage of Assets)	1.09%	[19]
Fee Waiver or Reimbursement	(0.11%)	[20]
Net Expenses (as a percentage of Assets)	0.98%	[19],[20]
GuidePath(R) Multi-Asset Income Allocation Fund | GuidePath(R) Multi-Asset Income Allocation Fund Service Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.23%
Other Expenses (as a percentage of Assets):	0.48%
Acquired Fund Fees and Expenses	0.27%	[21]
Expenses (as a percentage of Assets)	1.10%	[22]
GuidePath(R) Flexible Income Allocation Fund | GuidePath(R) Flexible Income Allocation Fund Service Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.20%
Other Expenses (as a percentage of Assets):	0.45%
Acquired Fund Fees and Expenses	0.47%	[23]
Expenses (as a percentage of Assets)	1.17%	[24]
GuidePath(R) Managed Futures Strategy Fund | GuidePath(R) Managed Futures Strategy Fund Service Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.05%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.22%
Other Expenses (as a percentage of Assets):	0.47%
Acquired Fund Fees and Expenses	0.01%	[25]
Expenses (as a percentage of Assets)	1.53%	[26]
GuidePath(R) Conservative Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
GuidePath(R) Conservative Income Fund | GuidePath(R) Conservative Income Fund Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.30%
Other Expenses (as a percentage of Assets):	0.55%
Acquired Fund Fees and Expenses	0.16%	[27]
Expenses (as a percentage of Assets)	1.06%	[28]
Fee Waiver or Reimbursement	(0.24%)	[29]
Net Expenses (as a percentage of Assets)	0.82%	[28],[29]
GuidePath(R) Income Fund | GuidePath(R) Income Fund Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.11%
Other Expenses (as a percentage of Assets):	0.36%
Acquired Fund Fees and Expenses	0.20%	[30]
Expenses (as a percentage of Assets)	1.01%	[31]
GuidePath(R) Growth and Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
GuidePath(R) Growth and Income Fund | GuidePath(R) Growth and Income Fund Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.17%
Other Expenses (as a percentage of Assets):	0.42%
Acquired Fund Fees and Expenses	0.02%	[32]
Expenses (as a percentage of Assets)	0.89%	[33]
Fee Waiver or Reimbursement	(0.04%)	[34]
Net Expenses (as a percentage of Assets)	0.85%	[33],[34]

[1]	Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and includes the expense reductions generated when the Fund loaned its portfolio securities.
[2]	“Acquired Fund Fees and Expenses” (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, business development companies or certain exchange-traded funds.
[3]	Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as AFFE, but includes the expense reductions generated when the Fund loaned its portfolio securities.
[4]	AssetMark, Inc. (“AssetMark” or the “Advisor”) has contractually agreed through July 31, 2026 to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding taxes, interest, trading costs, AFFE, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 1.40% of average daily net assets. This expense limitation agreement may not be terminated prior to July 31, 2026 unless the Board of Trustees consents to an earlier revision or termination. Under the expense limitation agreement, AssetMark may recoup waived fees and expenses borne for a three-year period under specified conditions. No recoupment will be paid to AssetMark if the Fund’s current Total Annual Fund Operating Expenses exceed the expense limitation in effect at the time fees were waived or expenses were reimbursed.
[5]	Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and includes the expense reductions generated when the Fund loaned its portfolio securities.
[6]	“Acquired Fund Fees and Expenses” (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, business development companies or certain exchange-traded funds.
[7]	Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as AFFE, but includes the expense reductions generated when the Fund loaned its portfolio securities.
[8]	AssetMark, Inc. (“AssetMark” or the “Advisor”) has contractually agreed through July 31, 2026, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding taxes, interest, trading costs, acquired fund fees and expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 1.14% of average daily net assets. This expense limitation agreement may not be terminated prior to July 31, 2026 unless the Board of Trustees consents to an earlier revision or termination. Under the expense limitation agreement, AssetMark may recoup waived fees and expenses borne for a three-year period under specified conditions. No recoupment will be paid to AssetMark if the Fund’s current Total Annual Fund Operating Expenses exceed the expense limitation in effect at the time fees were waived or expenses were reimbursed.
[9]	“Acquired Fund Fees and Expenses” (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, business development companies or certain exchange-traded funds.
[10]	Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as AFFE, but includes the expense reductions generated when the Fund loaned its portfolio securities.
[11]	AssetMark, Inc. (“AssetMark” or the “Advisor”) has contractually agreed through July 31, 2026, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding taxes, interest, trading costs, acquired fund fees and expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.94% of average daily net assets. This expense limitation agreement may not be terminated prior to July 31, 2026 unless the Board of Trustees consents to an earlier revision or termination. Under the expense limitation agreement, AssetMark may recoup waived fees and expenses borne for a three-year period under specified conditions. No recoupment will be paid to AssetMark if the Fund’s current Total Annual Fund Operating Expenses exceed the expense limitation in effect at the time fees were waived or expenses were reimbursed.
[12]	“Acquired Fund Fees and Expenses” (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, business development companies or certain exchange-traded funds.
[13]	Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as AFFE, but includes the expense reductions generated when the Fund loaned its portfolio securities.
[14]	“Acquired Fund Fees and Expenses” (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, business development companies or certain exchange-traded funds.
[15]	Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as AFFE, but includes the expense reductions generated when the Fund loaned its portfolio securities.
[16]	“Acquired Fund Fees and Expenses” (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, business development companies or certain exchange-traded funds.
[17]	Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as AFFE, but includes the expense reductions generated when the Fund loaned its portfolio securities.
[18]	“Acquired Fund Fees and Expenses” (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, business development companies or certain exchange-traded funds.
[19]	Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as AFFE, but includes the expense reductions generated when the Fund loaned its portfolio securities.
[20]	AssetMark, Inc. (“AssetMark” or the “Advisor”) has contractually agreed through July 31, 2026, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding taxes, interest, trading costs, acquired fund fees and expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.69% of average daily net assets. This expense limitation agreement may not be terminated prior to July 31, 2026 unless the Board of Trustees consents to an earlier revision or termination. Under the expense limitation agreement, AssetMark may recoup waived fees and expenses borne for a three-year period under specified conditions. No recoupment will be paid to AssetMark if the Fund’s current Total Annual Fund Operating Expenses exceed the expense limitation in effect at the time fees were waived or expenses were reimbursed.
[21]	“Acquired Fund Fees and Expenses” (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, business development companies or certain exchange-traded funds.
[22]	Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as AFFE, but includes the expense reductions generated when the Fund loaned its portfolio securities.
[23]	“Acquired Fund Fees and Expenses” (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, business development companies or certain exchange-traded funds.
[24]	Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as AFFE, but includes the expense reductions generated when the Fund loaned its portfolio securities.
[25]	“Acquired Fund Fees and Expenses” (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, business development companies or certain exchange-traded funds.
[26]	Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as AFFE.
[27]	"Acquired Fund Fees and Expenses" (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, business development companies or certain exchange-traded funds.
[28]	Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as AFFE, but includes the expense reductions generated when the Fund loaned its portfolio securities.
[29]	AssetMark, Inc. (“AssetMark” or the “Advisor”) has contractually agreed through July 31, 2026 to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding taxes, interest, trading costs, AFFE, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.64% of average daily net assets. This expense limitation agreement may not be terminated prior to July 31, 2026 unless the Board of Trustees consents to an earlier revision or termination. Under the expense limitation agreement, AssetMark may recoup waived fees and expenses borne for a three-year period under specified conditions. No recoupment will be paid to AssetMark if the Fund’s current Total Annual Fund Operating Expenses exceed the expense limitation in effect at the time fees were waived or expenses were reimbursed.
[30]	"Acquired Fund Fees and Expenses" (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, business development companies or certain exchange-traded funds.
[31]	Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the
“Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as AFFE, but includes the expense reductions generated when the Fund loaned its portfolio securities.

[32]	"Acquired Fund Fees and Expenses (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, business development companies or certain exchange-traded funds.
[33]	Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as AFFE, but includes the expense reductions generated when the Fund loaned its portfolio securities.
[34]	AssetMark, Inc. (“AssetMark” or the “Advisor”) has contractually agreed through July 31, 2026 to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding taxes, interest, trading costs, AFFE, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.79% of average daily net assets. This expense limitation agreement may not be terminated prior to July 31, 2026 unless the Board of Trustees consents to an earlier revision or termination. Under the expense limitation agreement, AssetMark may recoup waived fees and expenses borne for a three-year period under specified conditions. No recoupment will be paid to AssetMark if the Fund’s current Total Annual Fund Operating Expenses exceed the expense limitation in effect at the time fees were waived or expenses were reimbursed.